Short Term and Long Term Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short-term Debt, Description	The short-term bank borrowings are repayable on demand and bear interest rates ranging from LIBOR plus 1.9% to LIBOR plus 3.1%.	The short-term bank borrowings are repayable on demand and bear interest rates ranging from London InterBank Offered Rate ("LIBOR") plus 1.9% to LIBOR plus 3.1%
Long term debt	$ 80,750
Long-term Debt
Debt Instrument [Line Items]
Long term debt	80,750
Long term due date	2015-09
Bank deposit, serves as bank borrowing security	95,393
Debt instrument, interest rates above LIBOR	2.60%
Singapore | Bank Borrowings
Debt Instrument [Line Items]
Secured Bank Borrowings	50,000	50,000
Singapore | Bank Deposits
Debt Instrument [Line Items]
Bank Deposits	54,188	54,056
Hong Kong | Bank Borrowings
Debt Instrument [Line Items]
Secured Bank Borrowings	220,670	205,570
Hong Kong | Bank Deposits
Debt Instrument [Line Items]
Bank Deposits	$ 241,835	229,389